Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information
Entity Registrant Name	FIRST HAWAIIAN, INC.
Entity Central Index Key	0000036377
Document Type	S-1/A
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Pre-Effective Amendment Number	1